Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2020-2023) (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Plan 2020-2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average remaining life of plan	7 months	7 months